Consolidated Statements of Shareholder's Equity - USD ($) $ in Thousands	Total	Common Shares [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income/Loss [Member]	Shareholders' equity in the Company [Member]	Noncontrolling Interest [Member]
Beginning balance at Dec. 31, 2020	$ 1,933,003	$ 1,252	$ 2,188,706	$ (265,834)	$ (2,419)	$ 1,921,705	$ 11,298
Net loss / (income)	(110,328)			(110,954)		(110,954)	626
Gain/loss on foreign currency translation, net of tax of $0	(1,406)				(1,406)	(1,406)
Contributions from non-controlling interest holders (see Note 22)	26,000						26,000
Contribution from Topco (see Note 2)	1,648		1,648			1,648
Capital injection in Legacy Paysafe (See Note 22)	10,694	2	10,692			10,694
Shared based compensation	90,007		90,007			90,007
Share issuance, net of transaction expenses (See Note 2)	1,848,278	200	1,848,078			1,848,278
Capital reorganization (See Note 2)	(2,448,800)	(921)	(2,447,879)			(2,448,800)
Merger recapitalization (See Note 2)	1,358,672	190	1,258,401			1,258,591	100,081
Shares issued upon warrants exercised	1		1			1
Ending balance at Dec. 31, 2021	2,707,769	723	2,949,654	(376,788)	(3,825)	2,569,764	138,005
Net loss / (income)	(1,862,284)			(1,862,655)		(1,862,655)	371
Gain/loss on foreign currency translation, net of tax of $0	(34,251)				(34,251)	(34,251)
Contributions from non-controlling interest holders (see Note 22)			38,295			38,295	(38,295)
Shared based compensation	48,400		48,400			48,400
Restricted stock units issued		5	(5)
Shares issued upon warrants exercised	3	1	2			3
Reverse stock split (Note 1)		1	(1)
LLC Units Surrendered (Note 2)			100,081			100,081	(100,081)
Ending balance at Dec. 31, 2022	859,637	730	3,136,426	(2,239,443)	(38,076)	859,637	$ 0
Net loss / (income)	(20,251)			(20,251)		(20,251)
Gain/loss on foreign currency translation, net of tax of $0	14,330				14,330	14,330
Contribution from Topco (see Note 2)	3,707		3,707			3,707
Shared based compensation	19,609		19,609			19,609
Restricted stock units issued		11	(11)
Conversion of liability classified award to equity	6,276		6,276			6,276
Shares issued upon warrants exercised	5		5			5
Ending balance at Dec. 31, 2023	$ 883,313	$ 741	$ 3,166,012	$ (2,259,694)	$ (23,746)	$ 883,313